Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property, plane and equipment

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment and communications	Construction in process	Supplies and spare parts	Total
At 12.31.22
Cost	34,578	323,650	803,775	353,649	91,728	279,728	3,750	1,890,858
Accumulated depreciation	(7,865)	(117,901)	(332,320)	(150,143)	(49,626)	-	-	(657,855)
Net amount	26,713	205,749	471,455	203,506	42,102	279,728	3,750	1,233,003

Additions	467	79	5,401	6,766	9,742	101,173	-	123,628
Disposals	(17)	(28)	(392)	(437)	(15)	-	-	(889)
Transfers	1,642	6,519	21,283	8,042	15,777	(55,524)	2,261	-
Depreciation for the year	(2,621)	(14,117)	(36,700)	(17,610)	(11,705)	-	-	(82,753)
Net amount 12.31.23	26,184	198,202	461,047	200,267	55,901	325,377	6,011	1,272,989

At 12.31.23
Cost	36,666	330,212	829,146	367,811	117,149	325,377	6,011	2,012,372
Accumulated depreciation	(10,482)	(132,010)	(368,099)	(167,544)	(61,248)	-	-	(739,383)
Net amount	26,184	198,202	461,047	200,267	55,901	325,377	6,011	1,272,989

•     During the year ended December 31, 2023, the Company capitalized as direct own costs $ 16,783.0.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment and communications	Construction in process	Supplies and spare parts	Total
At 12.31.21
Cost	34,442	309,219	770,045	334,608	72,378	264,591	2,924	1,788,207
Accumulated depreciation	(7,334)	(106,873)	(308,210)	(137,575)	(43,043)	-	-	(603,035)
Net amount	27,108	202,346	461,835	197,033	29,335	264,591	2,924	1,185,172

Additions	250	264	2,417	3,144	6,318	93,177	1	105,571
Disposals	-	-	(670)	(414)	-	-	-	(1,084)
Transfers	87	14,175	33,391	16,533	13,029	(78,040)	825	-
Depreciation for the year	(732)	(11,036)	(25,518)	(12,790)	(6,580)	-	-	(56,656)
Net amount 12.31.22	26,713	205,749	471,455	203,506	42,102	279,728	3,750	1,233,003

At 12.31.22
Cost	34,578	323,650	803,775	353,649	91,728	279,728	3,750	1,890,858
Accumulated depreciation	(7,865)	(117,901)	(332,320)	(150,143)	(49,626)	-	-	(657,855)
Net amount	26,713	205,749	471,455	203,506	42,102	279,728	3,750	1,233,003

•     During the year ended December 31, 2022, the Company capitalized as direct own costs $ 13,966.5.